Quarterly Holdings Report
for

Fidelity® Series High Income Fund

July 31, 2020

FSH-QTLY-0920
1.924275.109

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 94.4%
	Principal Amount	Value
Convertible Bonds - 0.9%
Broadcasting - 0.8%
DISH Network Corp.:
2.375% 3/15/24	$5,404,000	$4,953,427
3.375% 8/15/26	9,285,000	8,548,049
		13,501,476
Energy - 0.1%
Mesquite Energy, Inc. 15% 7/31/23(a)(b)	938,300	938,300

TOTAL CONVERTIBLE BONDS		14,439,776

Nonconvertible Bonds - 93.5%
Aerospace - 4.5%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)	7,334,000	7,611,995
Bombardier, Inc.:
6.125% 1/15/23 (c)	102,000	87,720
7.5% 3/15/25 (c)	10,102,000	8,157,365
7.875% 4/15/27 (c)	2,013,000	1,605,368
BWX Technologies, Inc.:
4.125% 6/30/28 (c)	3,035,000	3,156,400
5.375% 7/15/26 (c)	5,995,000	6,264,775
Moog, Inc. 4.25% 12/15/27 (c)	3,715,000	3,797,807
TransDigm UK Holdings PLC 6.875% 5/15/26	1,610,000	1,605,975
TransDigm, Inc.:
5.5% 11/15/27	16,920,000	16,052,004
6.25% 3/15/26 (c)	12,871,000	13,578,905
6.5% 5/15/25	801,000	784,980
7.5% 3/15/27	1,455,000	1,484,100
8% 12/15/25 (c)	7,155,000	7,781,063
		71,968,457
Air Transportation - 0.3%
XPO Logistics, Inc. 6.25% 5/1/25 (c)	5,145,000	5,569,463
Automotive & Auto Parts - 0.7%
Ford Motor Credit Co. LLC:
3.219% 1/9/22	1,815,000	1,792,313
3.339% 3/28/22	1,375,000	1,381,875
4.687% 6/9/25	2,715,000	2,833,374
5.113% 5/3/29	3,220,000	3,433,325
5.125% 6/16/25	2,015,000	2,148,131
		11,589,018
Banks & Thrifts - 1.0%
Ally Financial, Inc.:
3.875% 5/21/24	2,576,000	2,752,233
5.75% 11/20/25	8,360,000	9,437,799
8% 11/1/31	2,332,000	3,224,786
		15,414,818
Broadcasting - 1.7%
Netflix, Inc.:
4.875% 4/15/28	2,305,000	2,679,378
5.375% 11/15/29 (c)	865,000	1,047,731
5.875% 11/15/28	2,985,000	3,686,475
6.375% 5/15/29	925,000	1,174,750
Sirius XM Radio, Inc.:
3.875% 8/1/22 (c)	2,746,000	2,797,488
4.125% 7/1/30 (c)	985,000	1,039,471
4.625% 7/15/24 (c)	2,298,000	2,419,794
5% 8/1/27 (c)	4,558,000	4,858,008
5.375% 7/15/26 (c)	6,784,000	7,148,233
		26,851,328
Building Materials - 0.4%
Advanced Drain Systems, Inc. 5% 9/30/27 (c)	6,029,000	6,209,870
Cable/Satellite TV - 5.8%
Altice France Holding SA 6% 2/15/28 (c)	7,170,000	7,161,324
Cablevision Systems Corp. 5.875% 9/15/22	25,000	26,813
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (c)	164,000	166,460
4.5% 8/15/30 (c)	2,885,000	3,057,812
4.75% 3/1/30 (c)	4,755,000	5,061,103
5% 2/1/28 (c)	5,417,000	5,742,020
5.125% 5/1/27 (c)	5,123,000	5,435,183
5.5% 5/1/26 (c)	4,657,000	4,926,175
5.75% 2/15/26 (c)	7,889,000	8,244,005
5.875% 5/1/27 (c)	8,528,000	9,018,360
CSC Holdings LLC:
4.125% 12/1/30 (c)	3,245,000	3,419,419
5.25% 6/1/24	33,000	36,300
5.5% 5/15/26 (c)	10,888,000	11,418,790
5.5% 4/15/27 (c)	4,086,000	4,382,235
5.75% 1/15/30 (c)	2,685,000	2,976,457
7.5% 4/1/28 (c)	1,885,000	2,168,316
DISH DBS Corp. 5.875% 11/15/24	68,000	70,904
Dolya Holdco 18 DAC 5% 7/15/28 (c)	3,880,000	4,049,401
Virgin Media Secured Finance PLC 5.5% 8/15/26 (c)	2,947,000	3,130,569
Ziggo Bond Co. BV 5.125% 2/28/30 (c)	3,605,000	3,840,407
Ziggo BV 5.5% 1/15/27 (c)	8,404,000	8,866,220
		93,198,273
Capital Goods - 0.4%
AECOM 5.125% 3/15/27	2,960,000	3,252,300
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (c)	3,605,000	3,821,300
		7,073,600
Chemicals - 2.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (c)	3,675,000	3,849,563
Blue Cube Spinco, Inc.:
9.75% 10/15/23	85,000	88,613
10% 10/15/25	124,000	132,370
CF Industries Holdings, Inc.:
5.15% 3/15/34	7,790,000	8,958,500
5.375% 3/15/44	246,000	300,218
Element Solutions, Inc. 5.875% 12/1/25 (c)	4,248,000	4,386,060
Olin Corp. 5.125% 9/15/27	47,000	45,590
The Chemours Co. LLC:
5.375% 5/15/27	1,038,000	1,017,115
6.625% 5/15/23	3,636,000	3,654,180
7% 5/15/25	4,953,000	5,039,678
Valvoline, Inc.:
4.25% 2/15/30 (c)	1,100,000	1,156,375
4.375% 8/15/25	32,000	33,080
W. R. Grace & Co.-Conn.:
4.875% 6/15/27 (c)	1,925,000	2,050,125
5.625% 10/1/24 (c)	1,513,000	1,637,823
		32,349,290
Consumer Products - 0.3%
Match Group Holdings II LLC 4.125% 8/1/30 (c)	1,135,000	1,169,050
Prestige Brands, Inc. 6.375% 3/1/24 (c)	14,000	14,490
Wolverine World Wide, Inc. 6.375% 5/15/25 (c)	4,100,000	4,310,125
		5,493,665
Containers - 1.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 6% 2/15/25 (c)	1,907,000	1,992,815
Berry Global, Inc. 4.875% 7/15/26 (c)	3,396,000	3,587,025
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	41,000	43,276
OI European Group BV 4% 3/15/23 (c)	66,000	66,495
Owens-Brockway Glass Container, Inc.:
5% 1/15/22 (c)	20,000	20,050
5.375% 1/15/25 (c)	161,000	165,428
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (c)	2,706,000	2,747,402
Silgan Holdings, Inc. 4.75% 3/15/25	23,000	23,403
Trivium Packaging Finance BV:
5.5% 8/15/26 (c)	5,719,000	6,092,451
8.5% 8/15/27 (c)	890,000	974,550
		15,712,895
Diversified Financial Services - 3.0%
Chobani LLC/Finance Corp., Inc. 7.5% 4/15/25 (c)	22,000	22,935
Crown Americas LLC/Crown Americas Capital Corp. IV 4.75% 2/1/26	924,000	964,176
FLY Leasing Ltd.:
5.25% 10/15/24	2,447,000	1,977,482
6.375% 10/15/21	2,182,000	2,023,805
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.75% 9/15/24	4,960,000	5,059,200
5.25% 5/15/27	220,000	226,600
6.25% 5/15/26	3,535,000	3,735,682
6.375% 12/15/25	6,562,000	6,824,480
MSCI, Inc.:
4.75% 8/1/26 (c)	33,000	34,650
5.375% 5/15/27 (c)	110,000	120,038
Navient Corp.:
6.625% 7/26/21	79,000	80,975
7.25% 1/25/22	1,067,000	1,120,350
7.25% 9/25/23	3,232,000	3,412,830
Quicken Loans, Inc. 5.25% 1/15/28 (c)	4,724,000	5,102,251
Radiate Holdco LLC/Radiate Financial Service Ltd.:
6.625% 2/15/25 (c)	2,694,000	2,761,646
6.875% 2/15/23 (c)	4,903,000	4,976,545
Springleaf Finance Corp.:
6.875% 3/15/25	1,911,000	2,135,543
7.125% 3/15/26	5,792,000	6,790,135
		47,369,323
Diversified Media - 0.7%
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (c)	3,963,000	4,067,108
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)	7,364,000	7,396,402
		11,463,510
Electric Utilities No Longer Use - 0.1%
Pattern Energy Operations LP 4.5% 8/15/28 (c)	1,350,000	1,431,000
Energy - 12.2%
Cheniere Energy Partners LP:
5.25% 10/1/25	25,422,000	26,057,519
5.625% 10/1/26	2,413,000	2,548,731
Chesapeake Energy Corp.:
7% 10/1/24 (d)	1,425,000	71,250
8% 1/15/25 (d)	7,240,000	325,800
8% 6/15/27 (d)	6,796,000	318,563
Citgo Petroleum Corp. 6.25% 8/15/22 (c)	6,536,000	6,566,719
Comstock Resources, Inc. 9.75% 8/15/26	1,050,000	1,049,664
Consolidated Energy Finance SA 3 month U.S. LIBOR + 3.750% 4.0634% 6/15/22 (c)(e)(f)	179,000	164,927
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (c)	5,505,000	5,147,175
5.75% 4/1/25	1,238,000	1,180,767
6.25% 4/1/23	7,651,000	7,402,343
CVR Energy, Inc.:
5.25% 2/15/25 (c)	5,320,000	4,854,500
5.75% 2/15/28 (c)	680,000	608,804
DCP Midstream Operating LP 5.375% 7/15/25	5,258,000	5,536,779
Denbury Resources, Inc.:
7.75% 2/15/24 (c)(d)	10,746,000	4,529,009
9% 5/15/21 (c)(d)	47,000	19,828
9.25% 3/31/22 (c)(d)	4,577,000	1,933,783
EG Global Finance PLC:
6.75% 2/7/25 (c)	3,560,000	3,719,488
8.5% 10/30/25 (c)	6,085,000	6,647,376
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)	275,000	276,375
5.75% 1/30/28 (c)	2,778,000	2,850,923
6.625% 7/15/25 (c)	677,000	711,277
EQM Midstream Partners LP 6.5% 7/1/27 (c)	1,925,000	2,122,505
Hess Midstream Partners LP:
5.125% 6/15/28 (c)	3,025,000	3,062,813
5.625% 2/15/26 (c)	6,665,000	6,913,538
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (c)	3,570,000	3,391,429
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (c)	4,665,000	4,609,533
Jonah Energy LLC 7.25% 10/15/25 (c)	9,408,000	1,108,262
MEG Energy Corp. 7.125% 2/1/27 (c)	1,810,000	1,610,900
Occidental Petroleum Corp.:
2.9% 8/15/24	1,475,000	1,387,901
3.4% 4/15/26	1,970,000	1,782,850
3.5% 8/15/29	1,830,000	1,626,449
4.2% 3/15/48	1,475,000	1,198,880
4.3% 8/15/39	1,035,000	838,350
4.4% 4/15/46	1,485,000	1,209,830
4.4% 8/15/49	835,000	680,032
5.55% 3/15/26	5,025,000	5,042,588
6.2% 3/15/40	1,005,000	974,850
6.45% 9/15/36	5,290,000	5,291,111
7.5% 5/1/31	6,540,000	6,916,050
7.875% 9/15/31	635,000	675,481
8.875% 7/15/30	2,170,000	2,441,250
PBF Holding Co. LLC/PBF Finance Corp.:
7.25% 6/15/25	3,631,000	3,265,322
9.25% 5/15/25 (c)	4,230,000	4,726,940
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23	100,000	96,750
Rattler Midstream LP 5.625% 7/15/25 (c)	4,640,000	4,894,226
Sanchez Energy Corp. 7.25% 2/15/23 (b)(c)(d)	10,580,000	1
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23	2,757,000	2,801,801
5.5% 2/15/26	2,308,000	2,365,700
5.875% 3/15/28	875,000	914,375
6% 4/15/27	115,000	121,325
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	4,313,000	4,345,348
5.125% 2/1/25	10,000	10,150
5.375% 2/1/27	10,000	10,332
5.875% 4/15/26	9,481,000	10,076,217
6.75% 3/15/24	1,558,000	1,594,925
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)	2,904,000	3,044,263
5% 1/31/28 (c)	1,355,000	1,493,888
U.S.A. Compression Partners LP 6.875% 9/1/27	2,097,000	2,143,742
Viper Energy Partners LP 5.375% 11/1/27 (c)	4,037,000	4,198,480
Weatherford International Ltd. 11% 12/1/24 (c)	3,224,000	2,336,755
Western Gas Partners LP:
3.1% 2/1/25	3,005,000	2,997,788
3.95% 6/1/25	730,000	726,350
4% 7/1/22	790,000	815,264
4.05% 2/1/30	5,100,000	5,164,413
4.65% 7/1/26	1,150,000	1,175,875
5.25% 2/1/50	540,000	533,250
5.3% 3/1/48	1,535,000	1,371,231
		196,630,913
Environmental - 0.8%
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (c)	13,470,000	13,495,324
Food & Drug Retail - 0.3%
Performance Food Group, Inc. 6.875% 5/1/25 (c)	4,250,000	4,579,375
Food/Beverage/Tobacco - 3.9%
Cott Holdings, Inc. 5.5% 4/1/25 (c)	3,048,000	3,166,110
Darling Ingredients, Inc. 5.25% 4/15/27 (c)	3,875,000	4,136,563
ESAL GmbH 6.25% 2/5/23 (c)	1,835,000	1,854,268
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)	15,105,000	15,501,506
5.875% 7/15/24 (c)	2,890,000	2,949,606
6.75% 2/15/28 (c)	11,672,000	13,043,460
JBS U.S.A. Lux SA / JBS Food Co.:
5.5% 1/15/30 (c)	4,490,000	4,950,225
6.5% 4/15/29 (c)	9,811,000	11,110,958
Post Holdings, Inc. 5.5% 12/15/29 (c)	2,815,000	3,089,322
U.S. Foods, Inc.:
5.875% 6/15/24 (c)	90,000	89,832
6.25% 4/15/25 (c)	2,810,000	3,013,725
		62,905,575
Gaming - 5.1%
Boyd Gaming Corp.:
4.75% 12/1/27 (c)	1,933,000	1,858,096
6% 8/15/26	3,636,000	3,681,450
6.375% 4/1/26	3,693,000	3,776,093
Caesars Resort Collection LLC 5.25% 10/15/25 (c)	10,030,000	9,043,249
Colt Merger Sub, Inc.:
6.25% 7/1/25 (c)	5,725,000	5,994,075
8.125% 7/1/27 (c)	2,795,000	2,847,406
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25	3,642,000	3,922,798
5.375% 4/15/26	1,221,000	1,365,920
Golden Entertainment, Inc. 7.625% 4/15/26 (c)	7,980,000	6,942,600
MCE Finance Ltd. 4.875% 6/6/25 (c)	2,855,000	2,890,931
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26	5,335,000	5,548,400
4.5% 1/15/28	31,000	31,543
4.625% 6/15/25 (c)	955,000	1,003,934
5.625% 5/1/24	7,742,000	8,400,070
5.75% 2/1/27	1,434,000	1,552,305
MGM Mirage, Inc. 5.75% 6/15/25	2,163,000	2,233,298
Scientific Games Corp. 5% 10/15/25 (c)	4,006,000	3,970,948
Stars Group Holdings BV 7% 7/15/26 (c)	3,833,000	4,137,724
Station Casinos LLC 5% 10/1/25 (c)	720,000	681,300
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (c)	58,000	55,100
Twin River Worldwide Holdings, Inc. 6.75% 6/1/27 (c)	1,636,000	1,591,010
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (c)	4,484,000	3,993,226
Wynn Macau Ltd.:
4.875% 10/1/24 (c)	3,137,000	3,111,512
5.5% 10/1/27 (c)	2,575,000	2,557,297
		81,190,285
Healthcare - 10.1%
Avantor Funding, Inc. 4.625% 7/15/28 (c)	4,885,000	5,167,353
Catalent Pharma Solutions 4.875% 1/15/26 (c)	1,007,000	1,034,693
Centene Corp.:
4.25% 12/15/27	1,595,000	1,694,688
5.25% 4/1/25 (c)	4,278,000	4,449,120
5.375% 8/15/26 (c)	5,965,000	6,382,550
Charles River Laboratories International, Inc.:
4.25% 5/1/28 (c)	472,000	499,140
5.5% 4/1/26 (c)	2,695,000	2,846,594
Community Health Systems, Inc.:
6.25% 3/31/23	523,000	526,923
8% 3/15/26 (c)	10,019,000	10,262,161
8.625% 1/15/24 (c)	3,242,000	3,339,260
CTR Partnership LP/CareTrust Capital Corp. 5.25% 6/1/25	4,651,000	4,721,742
DaVita HealthCare Partners, Inc. 4.625% 6/1/30 (c)	5,235,000	5,570,302
HCA Holdings, Inc.:
4.5% 2/15/27	55,000	63,337
5% 3/15/24	40,000	45,073
5.25% 6/15/26	2,980,000	3,501,547
5.375% 2/1/25	265,000	298,788
5.375% 9/1/26	3,032,000	3,464,060
5.875% 5/1/23	7,614,000	8,356,365
Hologic, Inc.:
4.375% 10/15/25 (c)	2,967,000	3,041,175
4.625% 2/1/28 (c)	6,000	6,420
IMS Health, Inc. 5% 5/15/27 (c)	4,387,000	4,681,752
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)	6,234,000	6,397,643
MPT Operating Partnership LP/MPT Finance Corp.:
5.25% 8/1/26	2,072,000	2,175,600
5.5% 5/1/24	1,713,000	1,745,119
6.375% 3/1/24	2,694,000	2,778,188
Service Corp. International 5.125% 6/1/29	2,272,000	2,510,560
Teleflex, Inc.:
4.25% 6/1/28 (c)	930,000	996,263
4.875% 6/1/26	3,382,000	3,551,100
Tenet Healthcare Corp.:
4.625% 7/15/24	21,000	21,473
4.625% 6/15/28 (c)	1,165,000	1,225,231
4.875% 1/1/26 (c)	2,570,000	2,688,117
5.125% 5/1/25	2,027,000	2,085,215
6.25% 2/1/27 (c)	6,226,000	6,613,319
6.75% 6/15/23	10,414,000	10,986,770
7% 8/1/25	9,720,000	10,033,859
7.5% 4/1/25 (c)	4,165,000	4,607,531
8.125% 4/1/22	10,300,000	11,098,250
U.S. Renal Care, Inc. 10.625% 7/15/27 (c)	1,010,000	1,075,650
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)	3,916,000	4,063,672
5.875% 5/15/23 (c)	189,000	189,000
7% 3/15/24 (c)	3,285,000	3,432,759
8.5% 1/31/27 (c)	2,946,000	3,277,425
9% 12/15/25 (c)	4,871,000	5,382,455
9.25% 4/1/26 (c)	4,165,000	4,684,376
Vizient, Inc. 6.25% 5/15/27 (c)	385,000	410,025
		161,982,643
Homebuilders/Real Estate - 2.7%
Alliant Holdings Intermediate LLC 6.75% 10/15/27 (c)	12,190,000	12,951,875
Howard Hughes Corp. 5.375% 3/15/25 (c)	5,982,000	6,042,239
Starwood Property Trust, Inc.:
4.75% 3/15/25	3,421,000	3,292,713
5% 12/15/21	98,000	99,041
Uniti Group, Inc. 7.875% 2/15/25 (c)	10,550,000	11,103,875
VICI Properties, Inc.:
3.5% 2/15/25 (c)	2,030,000	2,055,375
4.25% 12/1/26 (c)	2,955,000	3,043,650
4.625% 12/1/29 (c)	3,990,000	4,199,475
		42,788,243
Hotels - 0.5%
Hilton Domestic Operating Co., Inc.:
4.25% 9/1/24	2,236,000	2,258,360
5.125% 5/1/26	5,924,000	6,131,340
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	12,000	12,465
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (c)	38,000	38,760
		8,440,925
Insurance - 1.4%
AmWINS Group, Inc. 7.75% 7/1/26 (c)	8,587,000	9,456,434
HUB International Ltd. 7% 5/1/26 (c)	3,770,000	3,949,075
USI, Inc. 6.875% 5/1/25 (c)	9,449,000	9,685,225
		23,090,734
Leisure - 0.5%
Mattel, Inc.:
5.875% 12/15/27 (c)	155,000	166,819
6.75% 12/31/25 (c)	7,323,000	7,843,446
		8,010,265
Metals/Mining - 1.6%
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)	2,641,000	2,545,950
7.25% 5/15/22 (c)	2,025,000	2,023,734
7.25% 4/1/23 (c)	6,245,000	6,239,067
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (c)	65,000	70,727
Freeport-McMoRan, Inc.:
3.55% 3/1/22	16,000	16,601
3.875% 3/15/23	2,066,000	2,184,795
Kaiser Aluminum Corp.:
4.625% 3/1/28 (c)	4,265,000	4,245,808
6.5% 5/1/25 (c)	1,655,000	1,754,300
Nufarm Australia Ltd. 5.75% 4/30/26 (c)	5,812,000	5,782,940
		24,863,922
Paper - 0.7%
Flex Acquisition Co., Inc.:
6.875% 1/15/25 (c)	7,499,000	7,611,485
7.875% 7/15/26 (c)	3,388,000	3,512,306
		11,123,791
Restaurants - 1.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4.25% 5/15/24 (c)	4,770,000	4,865,400
5% 10/15/25 (c)	1,804,000	1,852,004
5.75% 4/15/25 (c)	1,340,000	1,433,653
Golden Nugget, Inc. 6.75% 10/15/24 (c)	7,388,000	5,171,600
KFC Holding Co./Pizza Hut Holding LLC 5% 6/1/24 (c)	312,000	319,582
Yum! Brands, Inc. 7.75% 4/1/25 (c)	5,105,000	5,730,363
		19,372,602
Services - 4.9%
APX Group, Inc. 6.75% 2/15/27 (c)	3,440,000	3,429,680
Aramark Services, Inc.:
4.75% 6/1/26	265,000	263,675
5% 4/1/25 (c)	3,171,000	3,258,203
5% 2/1/28 (c)	7,765,000	7,813,531
6.375% 5/1/25 (c)	9,035,000	9,543,942
ASGN, Inc. 4.625% 5/15/28 (c)	1,770,000	1,809,825
Avantor, Inc. 6% 10/1/24 (c)	247,000	259,891
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (c)	6,647,000	6,148,475
CDK Global, Inc.:
4.875% 6/1/27	15,000	16,031
5.25% 5/15/29 (c)	745,000	815,812
5.875% 6/15/26	2,899,000	3,098,045
CoreCivic, Inc.:
4.625% 5/1/23	1,337,000	1,300,233
5% 10/15/22	5,682,000	5,575,463
Frontdoor, Inc. 6.75% 8/15/26 (c)	1,942,000	2,094,933
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (c)	7,846,000	7,591,005
Laureate Education, Inc. 8.25% 5/1/25 (c)	5,945,000	6,346,288
Sotheby's 7.375% 10/15/27 (c)	4,990,000	5,043,019
Tempo Acquisition LLC:
5.75% 6/1/25 (c)	2,340,000	2,462,850
6.75% 6/1/25 (c)	8,188,000	8,454,110
The GEO Group, Inc.:
5.875% 10/15/24	1,116,000	884,430
6% 4/15/26	4,190,000	3,231,538
		79,440,979
Steel - 0.4%
Allegheny Technologies, Inc. 5.875% 12/1/27	6,400,000	6,064,000
Super Retail - 0.3%
The William Carter Co. 5.625% 3/15/27 (c)	4,251,000	4,527,315
Technology - 5.5%
Ascend Learning LLC:
6.875% 8/1/25 (c)	5,259,000	5,390,475
6.875% 8/1/25 (c)	793,000	816,790
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)	3,785,000	4,005,968
Boxer Parent Co., Inc. 7.125% 10/2/25 (c)	1,385,000	1,519,608
Camelot Finance SA 4.5% 11/1/26 (c)	3,870,000	4,005,450
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)	7,006,000	7,058,545
Entegris, Inc. 4.375% 4/15/28 (c)	3,105,000	3,270,993
Fair Isaac Corp. 5.25% 5/15/26 (c)	1,581,000	1,778,625
Financial & Risk U.S. Holdings, Inc. 8.25% 11/15/26 (c)	2,064,000	2,277,335
Gartner, Inc.:
4.5% 7/1/28 (c)	2,505,000	2,630,250
5.125% 4/1/25 (c)	11,000	11,372
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 10.75% 6/1/28 (c)	4,845,000	5,268,938
Nortonlifelock, Inc. 4.2% 9/15/20	2,212,000	2,214,765
Nuance Communications, Inc. 5.625% 12/15/26	4,915,000	5,240,619
Open Text Corp. 3.875% 2/15/28 (c)	2,815,000	2,940,802
Qorvo, Inc. 5.5% 7/15/26	4,473,000	4,800,826
Rackspace Hosting, Inc. 8.625% 11/15/24 (c)	15,576,000	16,268,353
Sensata Technologies BV 5% 10/1/25 (c)	64,000	69,120
SS&C Technologies, Inc. 5.5% 9/30/27 (c)	7,899,000	8,491,425
TTM Technologies, Inc. 5.625% 10/1/25 (c)	9,454,000	9,640,149
		87,700,408
Telecommunications - 14.6%
Altice Financing SA 7.5% 5/15/26 (c)	12,375,000	13,306,219
C&W Senior Financing Designated Activity Co.:
6.875% 9/15/27 (c)	18,330,000	19,572,774
7.5% 10/15/26 (c)	12,342,000	13,144,230
Century Telephone Enterprises, Inc. 6.875% 1/15/28	260,000	283,257
CenturyLink, Inc.:
5.125% 12/15/26 (c)	8,125,000	8,521,094
5.625% 4/1/25	2,775,000	2,962,313
Cogent Communications Group, Inc. 5.375% 3/1/22 (c)	2,531,000	2,638,568
Frontier Communications Corp. 8% 4/1/27 (c)	18,955,000	19,618,425
Intelsat Jackson Holdings SA:
8% 2/15/24 (c)	13,055,000	13,332,419
8.5% 10/15/24 (c)(d)	4,778,000	3,153,480
Level 3 Financing, Inc.:
4.25% 7/1/28 (c)	3,945,000	4,112,663
5.375% 1/15/24	14,984,000	15,240,526
5.375% 5/1/25	201,000	207,533
Millicom International Cellular SA:
5.125% 1/15/28 (c)	4,000,000	4,194,625
6% 3/15/25 (c)	2,565,000	2,638,744
6.625% 10/15/26 (c)	7,662,000	8,351,580
Neptune Finco Corp.:
6.625% 10/15/25 (c)	7,107,000	7,426,815
10.875% 10/15/25 (c)	355,000	380,596
Sable International Finance Ltd. 5.75% 9/7/27 (c)	830,000	865,972
SFR Group SA:
7.375% 5/1/26 (c)	15,724,000	16,772,005
8.125% 2/1/27 (c)	7,717,000	8,614,487
Sprint Capital Corp. 6.875% 11/15/28	5,220,000	6,768,774
Sprint Communications, Inc. 6% 11/15/22	3,646,000	3,941,727
Sprint Corp.:
7.125% 6/15/24	3,935,000	4,590,374
7.875% 9/15/23	15,515,000	17,997,400
T-Mobile U.S.A., Inc.:
3.75% 4/15/27 (c)	4,165,000	4,732,315
3.875% 4/15/30 (c)	4,165,000	4,767,592
4.5% 2/1/26	32,000	32,960
6.375% 3/1/25	3,430,000	3,521,032
Telecom Italia Capital SA:
6% 9/30/34	2,727,000	3,305,042
6.375% 11/15/33	1,530,000	1,867,151
Telecom Italia SpA 5.303% 5/30/24 (c)	5,517,000	6,165,137
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)	5,400,000	5,670,000
Zayo Group Holdings, Inc.:
4% 3/1/27 (c)	2,600,000	2,605,746
6.125% 3/1/28 (c)	3,040,000	3,135,000
		234,438,575
Utilities - 4.9%
Clearway Energy Operating LLC:
4.75% 3/15/28 (c)	955,000	1,020,656
5% 9/15/26	1,810,000	1,898,238
5.75% 10/15/25	25,000	26,688
DCP Midstream Operating LP:
5.125% 5/15/29	6,994,000	7,040,300
5.625% 7/15/27	3,920,000	4,067,000
Global Partners LP/GLP Finance Corp.:
7% 6/15/23	3,429,000	3,378,251
7% 8/1/27	3,643,000	3,524,603
InterGen NV 7% 6/30/23 (c)	15,134,000	14,717,815
NextEra Energy Partners LP:
4.25% 9/15/24 (c)	4,580,000	4,877,700
4.5% 9/15/27 (c)	8,000	8,700
NRG Energy, Inc.:
5.25% 6/15/29 (c)	3,365,000	3,720,580
5.75% 1/15/28	4,384,000	4,818,542
6.625% 1/15/27	38,000	40,470
7.25% 5/15/26	21,000	22,649
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (c)	2,655,034	2,688,222
PG&E Corp. 5.25% 7/1/30	3,135,000	3,260,400
Talen Energy Supply LLC 10.5% 1/15/26 (c)	1,831,000	1,418,842
The AES Corp.:
4.5% 3/15/23	20,000	20,000
5.125% 9/1/27	1,756,000	1,901,871
6% 5/15/26	208,000	219,960
Vistra Operations Co. LLC:
5% 7/31/27 (c)	6,324,000	6,750,870
5.5% 9/1/26 (c)	8,542,000	9,001,133
5.625% 2/15/27 (c)	3,595,000	3,859,268
		78,282,758

TOTAL NONCONVERTIBLE BONDS		1,500,623,142

TOTAL CORPORATE BONDS
(Cost $1,496,351,060)		1,515,062,918
	Shares	Value

Common Stocks - 1.5%
Energy - 0.1%
Sanchez Energy Corp. (b)(g)	52,695	1,370,070
Weatherford International PLC (g)(h)	24,110	41,710

TOTAL ENERGY		1,411,780

Food & Drug Retail - 1.4%
Southeastern Grocers, Inc. (b)(g)	436,231	23,224,938
Metals/Mining - 0.0%
Elah Holdings, Inc. (g)	333	15,135
TOTAL COMMON STOCKS
(Cost $15,013,363)		24,651,853

Convertible Preferred Stocks - 0.1%
Telecommunications - 0.1%
Crown Castle International Corp. Series A, 6.875%
(Cost $1,463,147)	1,450	2,127,701
	Principal Amount	Value

Bank Loan Obligations - 1.4%
Cable/Satellite TV - 0.0%
WideOpenWest Finance LLC Tranche B, term loan 3 month U.S. LIBOR + 3.250% 4.25% 8/19/23 (e)(f)(i)	431,671	424,333
Energy - 0.0%
California Resources Corp. Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 11.375% 12/31/21 (d)(e)(f)(i)	4,971,000	157,432
Gavilan Resources LLC Tranche 2LN, term loan 3 month U.S. LIBOR + 6.000% 0% 3/1/24 (d)(f)(i)	7,786,000	38,930
Sanchez Energy Corp.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% 12/31/49 (b)(d)(f)(i)	2,735,146	0
term loan 7.25% 12/31/49 (b)(d)(e)(i)	1,217,000	0

TOTAL ENERGY		196,362

Gaming - 0.2%
Golden Nugget, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.25% 10/4/23 (e)(f)(i)	3,495,000	2,915,634
Insurance - 0.2%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.2634% 4/25/25 (e)(f)(i)	3,799,439	3,684,924
Services - 0.0%
Almonde, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 4.5% 6/13/24 (e)(f)(i)	347,181	320,659
Technology - 0.2%
Ultimate Software Group, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 5/3/26 (e)(f)(i)	2,120,000	2,119,216
Telecommunications - 0.8%
Intelsat Jackson Holdings SA:
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8% 11/27/23 (e)(f)(i)	5,360,000	5,390,981
Tranche B-4, term loan 3 month U.S. LIBOR + 4.500% 8.75% 1/2/24 (e)(f)(i)	475,000	477,902
Tranche DD 1LN, term loan 3 month U.S. LIBOR + 5.500% 5.05% 7/13/21 (e)(f)(i)(j)	3,638,451	3,699,104
Radiate Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 3.000% 3.75% 2/1/24 (e)(f)(i)	2,434,956	2,385,575

TOTAL TELECOMMUNICATIONS		11,953,562

TOTAL BANK LOAN OBLIGATIONS
(Cost $30,703,091)		21,614,690

Preferred Securities - 0.2%
Banks & Thrifts - 0.2%
Royal Bank of Scotland Group PLC 7.5% (e)(k)	3,239,000	3,238,870
Energy - 0.0%
MPLX LP 6.875% (e)(k)	41,000	35,913
Summit Midstream Partners LP 9.5% (e)(k)	3,512,000	522,410

TOTAL ENERGY		558,323

TOTAL PREFERRED SECURITIES
(Cost $6,820,766)		3,797,193
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.14% (l)	30,860,186	30,869,445
Fidelity Securities Lending Cash Central Fund 0.13% (l)(m)	42,171	42,175
TOTAL MONEY MARKET FUNDS
(Cost $30,905,595)		30,911,620
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $1,581,257,022)		1,598,165,975
NET OTHER ASSETS (LIABILITIES) - 0.5%		7,228,310
NET ASSETS - 100%		$1,605,394,285

Legend

 (a) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $938,300 or 0.1% of net assets.

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,036,198,315 or 64.5% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Non-income producing

 (h) Security or a portion of the security is on loan at period end.

 (i) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (j) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $1,819,225 and $1,849,552, respectively.

 (k) Security is perpetual in nature with no stated maturity date.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Mesquite Energy, Inc. 15% 7/31/23	7/10/20	$938,300

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$14,247
Fidelity Securities Lending Cash Central Fund	147
Total	$14,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security’s underlying assets and liabilities.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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